Income tax (IT)	12 Months Ended
Dec. 31, 2025
Disclosure Of Income Tax [Abstract]
Income tax ("IT")
(19)	Income tax (“IT”)-
The IT law imposes an IT rate of 30%.
The total income tax expense (benefit) for the years ended December 31, 2025, 2024 and 2023, is as follows:

	2025	2024	2023
Current tax expense	$37,531	57,885	41,217
Deferred tax expense (benefit)	24,562	21,846	(26,906)

Total income tax expense	$62,093	79,731	14,311

(a)	Reconciliation of effective tax rate:

	2025		2024		2023
	%	$	%	$	%	$
Income for the year		351,861		617,486		273,368
Total income tax expense	15%	62,093	11%	79,731	5%	14,311
Income, excluding income tax		413,954		697,217		287,679
Income tax using the Group’s domestic tax rate	30%	124,186	30%	209,165	30%	86,304
Equity in the results of associated companies not subject to taxation	(6%)	(23,156)	—%	(1,757)	—%	918
Non-deductible expenses	10%	39,212	6%	42,712	7%	21,167
Tax effects of inflation	(3%)	(14,784)	(4%)	(24,478)	(7%)	(21,709)
De-recognition (recognition) of deferred tax assets (previously reserved / recognized) (1)	1%	5,684	(21%)	(144,952)	8%	21,754
Effects of movements in taxable foreign exchange rates	(17%)	(70,634)	10%	71,251	(27%)	(77,433)
Others, mainly differences in functional currency translation variance	—%	1,585	(10%)	(72,210)	(6%)	(16,690)

	15%	62,093	11%	79,731	5%	14,311

(1)
This effect relates to the recognition /
de-recognition
of net operating losses (“NOL’ss”) that were previously reserved / recognized since the Group deemed that such NOL’s might not be currently recoverable.

Various jurisdictions have implemented, or are in the process of implementing, Pillar Two tax legislation based on the framework published by the Organization for Economic
Co-operation
and Development (“OECD”). Pillar Two tax laws were enacted in certain jurisdictions in which the Group operated in 2025 and some of the mechanisms to implement the tax laws became effective in 2025. The Group has evaluated the effects of the Pillar Two rules, and concluded there are not significant impacts on the Group’s consolidated financial statements.